Share Based Compensation - Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Abstract]
Expected volatility	164.98%	70.80%
Risk-free interest rate	4.38%	4.80%
Expected dividend yield	0.00%	0.00%
Exercise multiple (in Dollars per share)
Expected life	5 years	5 years 5 months 1 day